Convertible Debentures - Activity of Convertible Debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Borrowings, Convertible Debentures [Roll Forward]
Current portion	$ (26,854)	$ (34,749)
Long-term portion	199,650	293,182
Convertible debenture
Borrowings, Convertible Debentures [Roll Forward]
Beginning balance	327,931	327,038
Interest paid	(25,667)	(24,364)
Accretion	33,171	30,265
Accrued interest	22,457	24,311
Debt repurchased	(143,812)
Unrealized gain on foreign exchange		(29,319)
Unrealized loss on foreign exchange	12,424
Ending balance	226,504	327,931
Current portion	(26,854)	(34,749)
Long-term portion	$ 199,650	$ 293,182